COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Management and Others Minimum	Dec. 31, 2013 Management and Others Maximum	Dec. 31, 2013 Support Personnel Minimum	Dec. 31, 2013 Support Personnel Maximum
Employment Agreements Parties [Line Items]
Renewal period for operating lease commitments							1 year	2 years
Terms of employment agreements									2 years	5 years	6 months	1 year
Lease expense	$ 0.6	4.0	$ 0.7	4.3	$ 0.6	3.8
Licensee expense	$ 0.03	0.20	$ 0.15	1.00	$ 0.20	1.20